Other Noncurrent Liabilities	12 Months Ended
Sep. 30, 2011
Other Noncurrent Liabilities [Abstract]
Other Noncurrent Liabilities

Note 14 —	Other Noncurrent Liabilities

Other noncurrent liabilities consists of the following:

	As of September 30,
	2011	2010

Accrued employees costs(1)	$181,890	$170,780
Noncurrent deferred revenue	80,560	75,826
Accrued pension liability(2)	14,926	15,173
Other	14,644	11,575

	$292,020	$273,354

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 18 to the consolidated financial statements.

(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 18 to the consolidated financial statements.